Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses - Sales and Marketing Expenses [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and Marketing Expenses (Details) - Schedule of sales and marketing expenses [Line Items]
Payroll and related benefits (including share-based compensation)	$ 1,036	$ 576	$ 403
Consulting and professional services	215	157	150
Travel	126	29	167
Advertising and promotion expenses	60	36	41
Sales commissions	60	57	33
Others	420	208	241
Total	$ 1,917	$ 1,063	$ 1,035